Commitments and contingencies (Details) $ in Millions	Jul. 03, 2018 USD ($)	Oct. 01, 2016	Dec. 31, 2018 drilling_unit	Dec. 31, 2017 drilling_unit	Jan. 31, 2015 drilling_unit
Loss Contingencies [Line Items]
Number of drilling units			11	11
West Leo
Loss Contingencies [Line Items]
Period for force majeure		60 days
Litigation recovery | $	$ 250.5
Patent infringement
Loss Contingencies [Line Items]
Number of drilling units					2